Other current assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Other current assets
23. Other current assets
Other current assets amount to €118,473 thousand and €105,742 thousand at December 31, 2025 and 2024, respectively, and mainly relate to accrued income, deferred charges and indirect tax receivables.